AUDREY L. CHENG
Assistant Vice President, Counsel
Office: (949) 219-3202
Fax: (949) 219-3706
E-mail: Audrey.Cheng@PacificLife.com
January 22, 2013
Via Electronic Transmission
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Pacific Select Fund (File Nos. 033-13954, 811-05141)
Dear Sir or Madam:
On behalf of Pacific Select Fund (the “Fund”), attached for electronic filing is Post-Effective Amendment (“PEA”) No. 98 to the Fund’s Registration Statement on Form N-1A, which is filed in reliance on Rule 485(a) under the Securities Act of 1933, as amended. This PEA is filed primarily for purposes of adding the Value Advantage Portfolio, a new series of the Fund, and pursuant to discussions with our examiner Ms. Deborah Skeens, to supersede PEA No. 97 filed in reliance on Rule 485(a) on Friday, January 18, 2013.
Information that was not available at the time of the filing (e.g., other accounts managed, beneficial interest of Trustees and portfolio managers, if any, Trustee compensation, advisory fees paid, together with the financial information) will be added in a 485(b) filing prior to the effective date.
As the facing sheet indicates, PEA No. 98 is scheduled to become effective seventy-five (75) days after filing. No fees are required in connection with this filing.
If you have any questions or further comments regarding this matter, please contact me.
Sincerely,
/s/ Audrey L. Cheng
Audrey L. Cheng

cc:	Laurene E. MacElwee, Pacific Life Fund Advisors LLC Robin Yonis, Esq., Pacific Life Fund Advisors LLC Anthony H Zacharski, Esq., Dechert LLP (w/attachment)